Consolidated Statement Of Changes In Stockholders' Equity (USD $)	Common Stock [Member]	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
BALANCE at Dec. 31, 2009	$ 2,098	$ 2,527,731	$ 12,819,116	$ 6,089,361		$ (15,692,648)	$ 5,745,658		$ 5,745,658
BALANCE (in Shares) at Dec. 31, 2009	20,982,860	4,820,000	6,567,006
Net income (loss)						(1,783,187)	(1,783,187)	(16,978)	(1,800,165)
Stock-based compensation				589,868			589,868		589,868
Series A preferred stock dividend paid in common stock	25	(390,955)		390,930
Series A preferred stock dividend paid in common stock (in Shares)	252,625
Minority interest in Winona County								86,128	86,128
Common stock purchased pursuant to Stock Repurchase Plan					(73,926)		(73,926)		(73,926)
Series A Preferred dividends		390,955		(390,955)
BALANCE at Dec. 31, 2010	2,123	2,527,731	12,819,116	6,679,204	(73,926)	(17,475,835)	4,478,413	69,150	4,547,563
BALANCE (in Shares) at Dec. 31, 2010	21,235,485	4,820,000	6,567,006
Net income (loss)						3,034,108	3,034,108	7,897	3,042,005
Stock-based compensation				375,451			375,451		375,451
Series A preferred stock dividend paid in common stock	23	(207,542)		207,519
Series A preferred stock dividend paid in common stock (in Shares)	224,104
Series A preferred stock dividend paid in cash		(183,413)					(183,413)		(183,413)
Issuance of common stock upon conversion of Series B Preferred Stock	60		(1,426,713)	1,426,653
Issuance of common stock upon conversion of Series B Preferred Stock (in Shares)	600,214		(600,214)
Common stock purchased pursuant to Stock Repurchase Plan					(145,039)		(145,039)		(145,039)
Series A Preferred dividends		390,955		(207,542)		(183,413)
Dividends on subsidiary preferred stock paid in cash						(490)	(490)		(490)
Dividends paid on preferred membership interests in wind farms						(25,184)	(25,184)		(25,184)
Capital contributions to consolidated entities by noncontrolling interests								1,319,756	1,319,756
Reclassification of prior noncontrolling interest due to acquisition				69,150			69,150	(69,150)
BALANCE at Dec. 31, 2011	2,206	2,527,731	11,392,403	8,550,435	(218,965)	(14,650,814)	7,602,996	1,327,653	8,930,649
BALANCE (in Shares) at Dec. 31, 2011	22,059,803	4,820,000	5,966,792
Net income (loss)						(1,560,585)	(1,560,585)	40,714	(1,519,871)
Stock-based compensation				128,174			128,174		128,174
Series A preferred stock dividend paid in common stock	29	(196,013)		195,984
Series A preferred stock dividend paid in common stock (in Shares)	287,070
Series A preferred stock dividend paid in cash									416,629
Series A Preferred dividends		194,942		(194,942)
Dividends on subsidiary preferred stock paid in cash						(9,000)	(9,000)		(9,000)
Common stock issued as commitment shares on an equity line facility	41			244,358			244,399		244,399
Common stock issued as commitment shares on an equity line facility (in Shares)	407,332
Contingent issuance of common stock for PEC acquisition				385,000			385,000		385,000
Dividends paid on preferred membership interests in wind farms						(151,107)	(151,107)		(151,107)
BALANCE at Jun. 30, 2012	$ 2,276	$ 2,526,660	$ 11,392,403	$ 9,309,009	$ (218,965)	$ (16,371,506)	$ 6,639,877	$ 1,368,367	$ 8,008,244
BALANCE (in Shares) at Jun. 30, 2012	22,754,205	4,820,000	5,966,792